Summary of Significant Accounting Policies - Schedule of Estimated Amortization Expenses (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2023		$ 4,516
2024		4,528
2025		4,516
2026		4,516
2027		4,090
Thereafter		6,536
Total	$ 27,574	$ 28,702	$ 33,218